Securitization of Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Securitization of Receivables
Schedule of Cash Flows Received from Securitization Trusts

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Proceeds from collections reinvested in revolving-period securitizations	¥—	¥—	¥55,561
Servicing fees received	—	—	230